CASH AND CASH EQUIVALENTS (Schedule of carrying amount of cash equivalents) (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
R M B [Member]
IfrsStatementLineItems [Line Items]
Cash and cash equivalents	$ 5,874	¥ 37,333	¥ 52,409
U S [Member]
IfrsStatementLineItems [Line Items]
Cash and cash equivalents	3,148	20,011	3,944
H K [Member]
IfrsStatementLineItems [Line Items]
Cash and cash equivalents	$ 160	¥ 1,015	¥ 227